CONVERTIBLE NOTES	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
CONVERTIBLE NOTES [Text Block]

9.        CONVERTIBLE NOTES

On June 30, 2017, the Company closed a private placement of $20 million aggregate principal amount of convertible senior subordinated notes (“ Convertible Notes ”) due 2022. The Convertible Notes bear interest at a rate of 6 7/8% per annum, payable semi-annually on January 1 and July 1 of each year, beginning on January 1, 2018, in cash or at the election of the Company, in common shares of the Company or a combination of cash and Common Shares, and will mature on July 1, 2022, unless earlier repurchased, redeemed or converted. An additional interest charge of 0.25% for the period January 1, 2018 to March 31, 2018, plus a further 0.25% for the period April 1, 2018 to July 1, 2018, was added to the coupon rate of the Notes at the Company’s election to not file a prospectus and a registration statement for the Notes with Canadian securities regulatory authorities and with the U.S. Securities and Exchange Commission. After July 1, 2018, at which time the Notes became freely tradable by holders other than affiliates, the Notes once again bear interest at the coupon rate of 6 7/8% per annum.

The Convertible Notes will be convertible at any time at the option of the holder, and may be settled, at the Company’s election, in cash, Common Shares, or a combination of cash and Common Shares. If any Convertible Notes are converted on or prior to the three and one half year anniversary of the issuance date, the holder of the Convertible Notes will also be entitled to receive an amount equal to the remaining interest payments on the converted notes to the three and one half year anniversary of the issuance date, discounted by 2%, payable in Common Shares. The initial conversion rate of the Convertible Notes will be 1,001.1112 Common Shares per $1,000 principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $0.9989 per Common Share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company’s Common Shares of $0.8686 per share on June 27, 2017.

The Convertible Notes contain multiple embedded derivatives (the “ Convertible Note Derivatives ”) relating to the conversion and redemption options. The Convertible Note Derivatives were valued upon initial recognition at fair value using partial differential equation methods at $5,381 (see below). At inception, the debt portion of the Convertible Notes were reduced by the estimated fair value of the Convertible Note Derivatives of $5,381 and transaction costs relating to the Convertible Notes of $1,049 resulting in an opening balance of $13,570. The Convertible Notes are measured at amortized cost and will be accreted to maturity over the term using the effective interest method.

On July 20, 2017, a holder of the Convertible Notes converted $10 of the principal resulting the Company choosing to issue 13,190 common shares to settle the principal and accrued interest.

On January 2, 2018, the Company issued 2,440,629 common shares in settlement of $691.11 of biannual interest payable on $19.99 million of outstanding Convertible Notes.

On July 3, 2018, the Company issued 7,579,243 common shares in settlement of $724.78 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

The components of the Convertible Notes are as follows :

Face value convertible notes	$20,000
Transaction costs	(1,049)
Embedded Derivative fair value at inception	(5,381)
Value attributed to debt portion of convertible notes	$13,570
Accretion and interest	365
Redemption	(10)
Convertible Note balance August 31, 2017	$13,925
Transaction costs incurred during the year	(95)
Interest payments	(1,416)
Accretion and interest incurred during the year	2,378
Debt portion of the convertible notes August 31, 2018	14,792
Embedded Derivatives balance August 31, 2018 (see below)	$61
Convertible Note balance August 31, 2018	$14,853

Embedded Derivatives

The Convertible Note Derivatives was valued upon initial recognition at a fair value of $5,381 using partial differential equation methods and is subsequently re-measured at fair value at each period-end through the consolidated statement of net loss and comprehensive loss. The fair value of the Convertible Note Derivatives was measured at $3,300 at August 31, 2017, then $61 at year end resulting in a gain of $3,218 for the year. Combined with the gain on the warrant derivative (Note 11) of $508, this results in net gain of $3,726.

The assumptions used in the valuation model used at August 31, 2018 and August 31, 2017 include:

Valuation Date	August 31, 2018	August 31, 2017
Share Price (USD)	$0.10	$0.52
Volatility	72.43%	56.17%
Risk free rate	2.71%	1.68%
Credit spread	11.58%	13.59%
All-in rate	14.30%	15.27%
Implied discount on share price	-%	20%

The Convertible Note derivative is classified as a level 2 financial instrument in the fair value hierarchy.